General	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General

NOTE 1:- GENERAL

a.	RADA Electronic Industries Ltd. (the “Company”) is an Israeli based defense electronics contractor that specialize in the development, manufacture and sale of data recording and management systems (such as digital video and data recorders, ground debriefing stations, head-up display cameras), inertial navigation systems for air and land applications, avionics solutions (such as aircraft upgrades, avionics for unmanned aircraft vehicles (“UAVs”), store management systems and interface computers) and land radar for defense forces and border protection applications (active protective systems for armored fighting vehicles, hostile fire detection and perimeter surveillance). The Company also provides test and repair services using its CATS testers and test program sets for commercial aviation electronic systems mainly through its Chinese subsidiary.

The Company operates a test and repair shop using its Automated Test Equipment (“ATE”) products in Beijing, China, through its 80% owned Chinese subsidiary, Beijing Huari Aircraft Components Maintenance and Services Co. Ltd. (“CACS” or the “subsidiary”). CACS was established with a Chinese third party, which owns the remaining 20% equity interest (see Note 1b).

The Company is organized and operates as one operating segment.

b.	Discontinued operations

In December 2016, the Company committed to a plan to sell its test and repair services activity (provided through the Company’s 80% owned subsidiary, CACS) in order to focus in its core business. As of December 2017, the Company’s management believes that the selling transaction will be completed by June 30, 2018.

The results of the discontinued operations including prior periods’ comparable results, assets and liabilities which have been retroactively included in discontinued operations as separate line items in the statements of operations and balance sheets, are presented below:

	Year ended December 31,
	2017	2016	2015

Revenues	$1,729	$909	$790
Cost of sales	(909)	(698)	(626)
Operating expenses	(310)	(197)	(347)
Operating income (loss)	510	14	(183)
Finance income (expenses), net	5	(1)	4

Net income (loss)	515	13	(179)

The major classes of assets and liabilities that were classified as discontinued operations were:

	Year ended December 31,
	2017	2016

Cash and cash equivalents	$267	$1,159
Trade receivables	1,200	244
Other accounts receivable and prepaid expenses	61	6
Inventories	940	845
Property, plant and equipment, net	319	266

Total assets of discontinued operations	2,787	2,520

Trade payables	4	54
Accrued expenses and other liabilities	324	211

Total liabilities of discontinued operations	$328	$265

c.	Liquidity and Capital Resources:

On May 15, 2016, the Company’s shareholders approved an investment transaction with a new investor (the “Investor”) after which the Investor became the controlling shareholder of the Company. The Company issued 8,510,638 Ordinary shares in consideration for approximately $4,000, or a price per share of $0.47 (the “Initial Investment”). The Company also issued to the Investor, warrants to purchase: (i) 4,255,319 Ordinary shares at an exercise price per Ordinary share of $0.47 (having an aggregate exercise price of $2,000) exercisable for a period of 24 months following the date of the Initial Investment and (ii) 3,636,363 Ordinary shares at an exercise price per Ordinary share of $0.55 (having an aggregate exercise price of $2,000) exercisable for a period of 48 months following the date of the Initial Investment (collectively: the “Warrants”).

In addition, as part of the investment transaction, the Investor agreed to grant the Company an option, exercisable in the discretion of either the Investor or the Company, to obtain a convertible loan from the Investor in the principal amount of up to $3,175, which may be used solely for the purpose of the repayment of the outstanding convertible loan and accrued interest to its former controlling shareholder due on August 31, 2016.

On June 16, 2016, the Company obtained a $3,175 convertible loan from the Investor (convertible into Ordinary Shares at a price per share of $2.40) and repaid the outstanding loan balance owed to its former controlling shareholder in the amount of $2,988, including accrued interest of $247.

During the years ended December 31, 2016 and 2015, the Company had recurring losses and negative cash flow from operating activity. Since incorporation, the Company incurred an accumulated deficit of $77,124. As of December 31, 2017, the Company’s cash position (cash and cash equivalents) totaled approximately $12,417 (excluding cash and cash equivalents attributable to the discontinued operations). In addition, for the year ended December 31, 2017 the company had positive cash flow from operating activity. Management believes that its cash and cash equivalents are sufficient for the Company to meet its obligations as they come due at least for a period of twelve months from the date of issuance of the consolidated financial statements.